Subsequent Events - Partnership Agreement (Details) - Partnership Agreement - Bancassurance Partnership $ in Millions	Jan. 20, 2023 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Useful life of intangible assets	15 years
Initial payment for bancassurance partnership	$ 260